UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962
                                   ---------


                       FRANKLIN TEMPLETON MONEY FUND TRUST

               (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                   JUNE 30, 2005
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[PHOTO OMITTED]

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                  ANNUAL REPORT AND SHAREHOLDER LETTER | INCOME
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                                                      WANT TO RECEIVE
[GRAPHIC OMITTED]                                     THIS DOCUMENT
                                                      FASTER VIA EMAIL?

            FRANKLIN TEMPLETON                        Eligible shareholders can
                MONEY FUND                            sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE(R)

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the annual report

CONTENTS
SHAREHOLDER LETTER ..........  1        ANNUAL REPORT

                                        Franklin Templeton
                                        Money Fund .......................    3

                                        Performance Summary ..............    5

                                        Your Fund's Expenses .............    6

                                        Financial Highlights and
                                        Statement of Investments .........    8

                                        Financial Statements .............   12

                                        Notes to
                                        Financial Statements .............   15

                                        Report of Independent
                                        Registered Public
                                        Accounting Firm ..................   21

                                        Board Members and Officers .......   22

                                        The Money Market Portfolios ......   27

                                        Shareholder Information ..........   47
--------------------------------------------------------------------------------



ANNUAL REPORT

FRANKLIN TEMPLETON MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Money Fund seeks to provide a high level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of the Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, mainly invests in high quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
      PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Money Fund's annual report for the fiscal year ended June 30, 2005.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the 12 months under review resulted in an increase in the Fund's yields. In this environment, the Fund's Class B shares' seven-day effective yield rose from 0.04% on June 30, 2004, to 2.03% on June 30, 2005. For the same period, the Fund's Class C shares' seven-day effective yield rose from 0.11% to 2.04%, and Class R's increased from 0.21% to 2.18%.

ECONOMIC AND MARKET OVERVIEW

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers' ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past year, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.(1)

(1) Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
6/30/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
   Commercial Paper                                                        51.9%
--------------------------------------------------------------------------------
   Certificates of Deposit                                                 40.6%
--------------------------------------------------------------------------------
   Repurchase Agreements                                                    4.4%
--------------------------------------------------------------------------------
   Bank Notes                                                               2.6%
--------------------------------------------------------------------------------
   U.S. Government and Agency Securities                                    0.5%
--------------------------------------------------------------------------------

Business spending also rose during the reporting period, contributing to economic growth. Nonresidential investment spending rose in each of the past year's four quarters, resulting in 9.2% growth for the year under review.(1) Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose significantly, as oil prices hit a record of $60.54 a barrel on June 27. 2 Inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index
(CPI), excluding volatile food and energy costs. This increase was below the core CPI's 10-year average of 2.3%. 3 However, acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.25% from 1.25% during the 12-month period and indicated possible "measured" increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

(2) Source: Bloomberg Energy/Commodity Service.

(3) Source: Bureau of Labor Statistics.


4 | Annual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2005, more than 88% of the securities purchased for the Portfolio carried long-term credit ratings of AA or higher by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(4)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

PERFORMANCE SUMMARY
6/30/05

--------------------------------------------------------------------------------
   CLASS B (SYMBOL: FMBXX)
--------------------------------------------------------------------------------
   Seven-day effective yield*                                              2.03%
--------------------------------------------------------------------------------
   Seven-day annualized yield                                              2.01%
--------------------------------------------------------------------------------
   CLASS C (SYMBOL: FRIXX)
--------------------------------------------------------------------------------
   Seven-day effective yield*                                              2.04%
--------------------------------------------------------------------------------
   Seven-day annualized yield                                              2.02%
--------------------------------------------------------------------------------
   CLASS R (SYMBOL: FMRXX)
--------------------------------------------------------------------------------
   Seven-day effective yield*                                              2.18%
--------------------------------------------------------------------------------
   Seven-day annualized yield                                              2.15%
--------------------------------------------------------------------------------

*The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/05. The Fund's average weighted maturity was 28 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments. Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 1.71% and 1.72% for Class B shares, 1.73% and 1.74% for Class C shares and 1.86% and 1.87% for Class R shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

(4) These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 5

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

 --------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
  CLASS B                                    VALUE 12/31/04     VALUE 6/30/05   PERIOD* 12/31/04-6/30/05
 --------------------------------------------------------------------------------------------------------
  Actual                                         $ 1,000          $ 1,007.40              $ 6.15
 --------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $ 1,000          $ 1,018.65              $ 6.19
 --------------------------------------------------------------------------------------------------------
  CLASS C
 --------------------------------------------------------------------------------------------------------
  Actual                                         $ 1,000          $ 1,007.60              $ 5.90
 --------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $ 1,000          $ 1,018.79              $ 5.94
 --------------------------------------------------------------------------------------------------------
  CLASS R
 --------------------------------------------------------------------------------------------------------
  Actual                                         $ 1,000          $ 1,008.00              $ 5.46
 --------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $ 1,000          $ 1,019.29              $ 5.49
 --------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (B: 1.24%; C: 1.19%; and R: 1.10%), which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                               Annual Report | 7

FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MONEY FUND

                                                               --------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
CLASS B                                                          2005       2004         2003        2002       2001
                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................   $   1.00   $   1.00     $    1.00   $   1.00   $   1.00
                                                               --------------------------------------------------------

Income from investment operations - net investment income ..      0.009         --(c)      0.003      0.015      0.048

Less distributions from net investment income ..............     (0.009)        --(d)     (0.003)    (0.015)    (0.048)
                                                               --------------------------------------------------------
Net asset value, end of year ...............................   $   1.00   $   1.00     $    1.00   $   1.00   $   1.00
                                                               ========================================================

Total return(a) ............................................       0.95%      0.04%         0.31%      1.53%      4.92%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................   $ 45,443   $ 65,715     $  51,117   $ 23,319   $ 11,544

Ratios to average net assets:

   Expenses(b) .............................................       1.48%      1.48%         1.45%      1.56%      1.61%

   Expenses net of waiver and payments by affiliate b ......       1.24%      1.05%         1.24%      1.24%      1.25%

   Net investment income ...................................       0.88%      0.04%         0.29%      1.46%      4.66%

(a)     Total return does not reflect the contingent deferred sales charge.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)     Net investment income was $0.0004.

(d)     Distributions from net investment income were $0.0004.


8 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND (CONTINUED)

                                                            ---------------------------------------------------------
                                                                              YEAR ENDED JUNE 30,
CLASS C                                                       2005        2004        2003        2002        2001
                                                            ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                            ---------------------------------------------------------
Income from investment operations - net investment
income ..................................................      0.010       0.001       0.004       0.016       0.050

Less distributions from net investment income ...........     (0.010)     (0.001)     (0.004)     (0.016)     (0.050)
                                                            ---------------------------------------------------------
Net asset value, end of year ............................   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                            =========================================================

Total return(a) .........................................       1.01%       0.09%       0.36%       1.57%       5.12%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $ 49,123    $ 85,041    $ 86,890    $ 63,117    $ 55,342

Ratios to average net assets:

   Expenses(b) ..........................................       1.43%       1.42%       1.40%       1.52%       1.46%

   Expenses net of waiver and payments by affiliate b ...       1.19%       0.99%       1.19%       1.20%       1.10%

   Net investment income ................................       0.93%       0.10%       0.34%       1.58%       5.11%

(a)     Total return does not reflect the contingent deferred sales charge.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                          Annual Report | See notes to financial statements. | 9

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND (CONTINUED)

                                                          ------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
CLASS R                                                     2005         2004        2003       2002(c)
                                                          ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................   $   1.00    $    1.00    $   1.00    $   1.00
                                                          ------------------------------------------------
Income from investment operations - net investment
income ................................................      0.011        0.002       0.005       0.005

Less distributions from net investment income .........     (0.011)      (0.002)     (0.005)     (0.005)
                                                          ------------------------------------------------
Net asset value, end of year ..........................   $   1.00    $    1.00    $   1.00    $   1.00
                                                          ================================================

Total return(a) .......................................       1.09%        0.18%       0.46%       0.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $  2,437    $   2,356    $  2,300    $    543

Ratios to average net assets:

   Expenses(b) .........................................      1.34%        1.33%       1.30%       1.39%(d)

   Expenses net of waiver and payments by affiliate b ..      1.10%        0.90%       1.09%       1.07%(d)

   Net investment income ..............................       1.02%        0.18%       0.44%       0.93%(d)

(a) Total return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   For the period January 1, 2002 (effective date) to June 30, 2002.

(d)   Annualized.


10 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005

---------------------------------------------------------------------------
  FRANKLIN TEMPLETON MONEY FUND                 SHARES             VALUE
---------------------------------------------------------------------------
  MUTUAL FUND (COST $97,831,753) 100.9%
  The Money Market Portfolio (Note 1) ....    97,831,753      $ 97,831,753
  OTHER ASSETS, LESS LIABILITIES (0.9)% ..                        (828,286)
                                                              -------------
  NET ASSETS 100.0% ......................                    $ 97,003,467
                                                              =============


                         Annual Report | See notes to financial statements. | 11

FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

                                                           -----------
                                                            FRANKLIN
                                                            TEMPLETON
                                                           MONEY FUND
                                                           -----------
Assets:
   Investment in Portfolio, at value and cost ..........   $97,831,753
   Receivables from capital shares sold ................       330,836
                                                           -----------
         Total assets ..................................    98,162,589
                                                           -----------

Liabilities:
   Payables:
     Capital shares redeemed ...........................     1,014,211
     Affiliates ........................................        98,588
     Distributions to shareholders .....................         4,482
   Other liabilities ...................................        41,841
                                                           -----------
         Total liabilities .............................     1,159,122
                                                           -----------
            Net assets, at value .......................   $97,003,467
                                                           ===========

CLASS B:
   Net assets, at value ................................   $45,443,257
                                                           ===========
   Shares outstanding ..................................    45,443,257
                                                           ===========
   Net asset value per share(a) ........................   $      1.00
                                                           ===========

CLASS C:
   Net assets, at value ................................   $49,122,898
                                                           ===========
   Shares outstanding ..................................    49,122,898
                                                           ===========
   Net asset value per share(a) ........................   $      1.00
                                                           ===========

CLASS R:
   Net assets, at value ................................   $ 2,437,312
                                                           ===========
   Shares outstanding ..................................     2,437,312
                                                           ===========
   Net asset value per share(a) ........................   $      1.00
                                                           ===========

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.


12 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENT OF OPERATIONS
for the year ended June 30, 2005

                                                                     -----------
                                                                      FRANKLIN
                                                                      TEMPLETON
                                                                     MONEY FUND
                                                                     -----------
Investment income:
   Dividends from Portfolio .......................................  $2,316,049
                                                                     -----------

Expenses:
   Administrative fees (Note 3a) ..................................     512,876
   Distribution fees: (Note 3b)
       Class B ....................................................     334,180
       Class C ....................................................     371,933
       Class R ....................................................      12,834
   Transfer agent fees (Note 3d) ..................................     168,244
   Reports to shareholders ........................................      27,026
   Registration and filing fees ...................................      64,923
   Professional fees ..............................................      19,115
   Trustees' fees and expenses ....................................         197
   Other ..........................................................       7,844
                                                                     -----------
         Total expenses ...........................................   1,519,172
         Expenses waived/paid by affiliate (Note 3e) ..............    (274,812)
                                                                     -----------
            Net expenses ..........................................   1,244,360
                                                                     -----------
              Net investment income ...............................   1,071,689
                                                                     -----------
Net increase (decrease) in net assets resulting from operations ...  $1,071,689
                                                                     ===========


                         Annual Report | See notes to financial statements. | 13

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    -------------------------------
                                                                                                          FRANKLIN TEMPLETON
                                                                                                              MONEY FUND
                                                                                                    -------------------------------
                                                                                                          YEAR ENDED JUNE 30,
                                                                                                         2005             2004
                                                                                                    -------------------------------
Increase (decrease) in net assets:
   Net investment income from operations .........................................................  $   1,071,689    $      99,413
   Distributions to shareholders from net investment income:
     Class B .....................................................................................       (460,844)         (20,160)
     Class C .....................................................................................       (582,519)         (74,734)
     Class R .....................................................................................        (28,326)          (4,519)
                                                                                                    -------------------------------
   Total distributions to shareholders ...........................................................     (1,071,689)         (99,413)
   Capital share transactions: (Note 2)
     Class B .....................................................................................    (20,271,733)      14,597,543
     Class C .....................................................................................    (35,918,127)      (1,849,159)
     Class R .....................................................................................         81,132           55,738
                                                                                                    -------------------------------
   Total capital share transactions ..............................................................    (56,108,728)      12,804,122
       Net increase (decrease) in net assets .....................................................    (56,108,728)      12,804,122
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year .............................................................................    153,112,195      140,308,073
                                                                                                    -------------------------------
   End of year ...................................................................................  $  97,003,467    $ 153,112,195
                                                                                                    ===============================


14 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of June 30, 2005, the Fund owns 1.72% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses received from the Portfolio are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


                                                              Annual Report | 15

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class B, Class C, and Class R. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                        -------------------------------
                                                             YEAR ENDED JUNE 30,
                                                             2005            2004
                                                        -------------------------------
CLASS B SHARES:
   Shares sold ......................................   $  35,138,661    $  87,901,309
   Shares issued in reinvestment of distributions ...         457,591           20,212
   Shares redeemed ..................................     (55,867,985)     (73,323,978)
                                                        -------------------------------
   Net increase (decrease) ..........................   $ (20,271,733)   $  14,597,543
                                                        ===============================
CLASS C SHARES:
   Shares sold ......................................   $  85,244,241    $ 154,541,586
   Shares issued in reinvestment of distributions ...         581,247           75,303
   Shares redeemed ..................................    (121,743,615)    (156,466,048)
                                                        -------------------------------
   Net increase (decrease) ..........................   $ (35,918,127)   $  (1,849,159)
                                                        ===============================


16 | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                           -------------------------------
                                                                 YEAR ENDED JUNE 30,
                                                               2005             2004
                                                           -------------------------------
CLASS R SHARES:
   Shares sold .........................................   $   4,834,899    $   4,469,289
   Shares issued in reinvestment of distributions ......          28,160            4,515
   Shares redeemed .....................................      (4,781,927)      (4,418,066)
                                                           -------------------------------
   Net increase (decrease) .............................   $      81,132    $      55,738
                                                           ===============================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the Portfolio and of the following subsidiaries:

-------------------------------------------------------------------------------------------------
  SUBSIDIARY                                                       AFFILIATION
-------------------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                                Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)              Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)     Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
     ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
           0.455%            Up to and including $100 million
           0.330%            Over $100 million, up to and including $250 million
           0.280%            In excess of $250 million

B. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.65%, 0.65%, and 0.50% per year of its average daily net assets of Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained ..................  $  363,256


                                                              Annual Report | 17

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $168,244, of which $107,957 was retained by Investor Services.

E. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of administrative fees, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2005 and 2004, was as follows:

                                                       ------------------------
                                                           2005         2004
                                                       ------------------------
Distributions paid from ordinary income ............   $ 1,071,689   $   99,413
                                                       ========================

At June 30, 2005, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ................................   $ 97,831,753
                                                       ============
Undistributed ordinary income ......................   $      4,482
                                                       ============

5. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").


18 | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


                                                              Annual Report | 19

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


20 | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN TEMPLETON MONEY FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON MONEY FUND TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton Money Fund (one of the funds constituting the Franklin Templeton Money Fund Trust, hereafter referred to as the "Fund") at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 10, 2005


                                                              Annual Report | 21

FRANKLIN TEMPLETON MONEY FUND TRUST

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Trustee         Since 1995           142                       Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee         Since 2003           51                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)      Trustee         Since 1995           143                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee         Since June 2005      135                       Director, Amerada Hess Corporation
One Franklin Parkway                                                                           (exploration and refining of oil
San Mateo, CA 94403-1906                                                                       and gas), H.J. Heinz Company
                                                                                               (processed foods and allied
                                                                                               products), RTI International
                                                                                               Metals, Inc. (manufacture
                                                                                               and distribution of titanium),
                                                                                               Canadian National Railway (railroad),
                                                                                               and White Mountains Insurance
                                                                                               Group, Ltd. (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


22 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee         Since 1995           116                       Director, The California Center for
One Franklin Parkway                                                                           Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)        Trustee         Since 1995           142                       Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                       (biotechnology), and Overstock.com
                                                                                               (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)           Trustee         Since June 2005      96                        Director, White Mountains Insurance
One Franklin Parkway                                                                           Group, Ltd. (holding company),
San Mateo, CA 94403-1906                                                                       Amerada Hess Corporation
                                                                                               (exploration and refining of oil and
                                                                                               gas) and Sentient Jet (private jet
                                                                                               service); and FORMERLY, Director,
                                                                                               Becton Dickinson and Company
                                                                                               (medical technology), Cooper
                                                                                               Industries, Inc., (electrical
                                                                                               products and tools and hardware),
                                                                                               Health Net, Inc. (formerly,
                                                                                               Foundation Health) (integrated
                                                                                               managed care), The Hertz
                                                                                               Corporation, Pacific Southwest
                                                                                               Airlines, The RCA Corporation,
                                                                                               Unicom (formerly, Commonwealth
                                                                                               Edison) and UAL Corporation
                                                                                               (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 23

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and     Since 1995           142                       None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940) Trustee and     Trustee and          126                       None
One Franklin Parkway            President and   President since
San Mateo, CA 94403-1906        Chief           1995 and Chief
                                Executive       Executive Officer
                                Officer -       - Investment
                                Investment      Management
                                Management      since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)          Vice President  Since 1986           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief           Since 2004           Not Applicable            Not Applicable
One Franklin Parkway            Compliance
San Mateo, CA 94403-1906        Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 49 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer       Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 33 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


24 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (1960)       Vice President  Since 1995           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice     Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.          President and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer -
                                Finance and
                                Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President  Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)         Vice President  Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 25

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)        Vice President  Since 2002           Not Applicable            Not Applicable
600 Fifth Avenue                - AML
Rockefeller Center              Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals,
Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)        Vice President  Since 2000           Not Applicable            Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief           Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.          Financial
Suite 2100                      Officer and
Fort Lauderdale, FL 33394-3091  Chief
                                Accounting
                                Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 49 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's administrator and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


26 | Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                            ------------------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
                                                               2005           2004            2003           2002           2001
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            ------------------------------------------------------------------------

Income from investment operations - net investment
   income ...............................................         0.020          0.009          0.014          0.026          0.059

Less distributions from net investment income ...........        (0.020)        (0.009)        (0.014)        (0.026)        (0.059)
                                                            ------------------------------------------------------------------------
Net asset value, end of year ............................   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            ========================================================================

Total return ............................................          2.06%          0.94%          1.41%          2.63%          6.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................    $ 5,676,479    $ 5,505,394    $ 5,331,200    $ 4,734,196    $ 4,490,919

Ratios to average net assets:

   Expenses .............................................          0.16%          0.16%          0.15%          0.16%          0.16

   Expenses net of waiver and payments by affiliate .....          0.16%          0.15%          0.15%          0.15%          0.15%

   Net investment income ................................          2.04%          0.93%          1.39%          2.56%          5.91%


                         Annual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT 40.5%
   Abbey National North America, Stamford Branch, 3.06% - 3.29%, 7/11/05 - 8/24/05 ...............  $  150,000,000   $  150,001,903
   Bank of Montreal, Chicago Branch, 3.04% - 3.21%, 7/15/05 - 8/22/05 ............................     150,000,000      150,000,718
   Bank of Nova Scotia, Portland Branch, 3.15%, 8/05/05 - 8/08/05 ................................     150,000,000      150,000,000
   Banque Nationale de Paris, New York Branch, 2.255% - 3.265%, 8/16/05 - 8/24/05 ................     150,000,000      149,999,154
   Barclay's Bank PLC, New York Branch, 3.070% - 3.105%, 7/11/05 - 7/14/05 .......................     150,000,000      150,000,239
   Calyon North America Inc., New York Branch, 3.155%, 8/03/05 - 8/04/05 .........................     150,000,000      150,000,000
   Dexia Credit Local NY, New York Branch, 3.19%, 8/09/05 - 8/12/05 ..............................     150,000,000      150,001,699
   HBOS Treasury Services, New York Branch, 3.16%, 8/08/05 .......................................      50,000,000       50,000,262
   Landesbank Hessen Thueringen Girozentrale, New York Branch, 3.01% - 3.08%, 7/08/05 - 7/14/05 ..     150,000,000      150,000,359
   Lloyds Bank PLC, New York Branch, 3.17% - 3.29%, 8/08/05 - 8/26/05 ............................     150,000,000      150,001,795
   Rabobank Nederland N.V., New York Branch, 3.15%, 8/10/05 ......................................     100,000,000      100,001,104
   Royal Bank of Canada, New York Branch, 3.13%, 7/29/05 .........................................      75,000,000       75,000,290
   Royal Bank of Scotland, New York Branch, 3.115%, 7/25/05 ......................................     100,000,000      100,000,662
   Societe Generale North America, New York Branch, 3.04% - 3.10%, 7/01/05 - 7/19/05 .............     150,000,000      150,000,000
   Svenska Handelsbanken, New York Branch, 3.120% - 3.185%, 7/28/05 - 8/11/05 ....................     150,000,000      150,001,408
   UBS Finance Delaware LLC, Stamford Branch, 3.110% - 3.235%, 7/22/05 - 8/17/05 .................     125,000,000      125,001,084
   Westdeutsche Landesbank, New York Branch, 3.05%, 7/11/05 ......................................      50,000,000       50,000,000
   Westpac Banking Corp., New York Branch, 3.245%, 7/26/05 .......................................     150,000,000      150,000,519
                                                                                                                     ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,300,011,196) ...........................................                    2,300,011,196
                                                                                                                     ---------------

(a)COMMERCIAL PAPER 51.9%
   ANZ (Delaware) Inc., 7/21/05 - 8/09/05 ........................................................     175,000,000      174,545,417
   Commonwealth Bank of Australia, 7/18/05 - 8/22/05 .............................................     150,000,000      149,693,253
   Danske Corp., 8/11/05 - 8/19/05 ...............................................................     175,000,000      174,266,393
   Depfa Bank PLC, 7/06/05 - 7/07/05 .............................................................      50,000,000       49,976,625
   General Electric Capital Corp., 8/25/05 - 8/26/05 .............................................     150,000,000      149,250,750
   Gillette Co., 7/01/05 .........................................................................     250,000,000      250,000,000
   Goldman Sachs Group Inc., 7/18/05 - 7/20/05 ...................................................     150,000,000      149,759,999
   HBOS Treasury Services, 8/15/05 - 8/16/05 .....................................................     100,000,000       99,601,243
   ING U.S. Funding Corp., 7/07/05 - 8/23/05 .....................................................     150,000,000      149,606,708
   Merrill Lynch & Co. Inc., 7/01/05 - 7/08/05 ...................................................     225,000,000      224,918,751
   National Australia Funding Inc., 8/01/05 - 8/02/05 ............................................     150,000,000      149,583,938
   Nestle Capital Corp., 7/05/05 - 7/06/05 .......................................................     175,000,000      174,935,729
   Pepsico Inc., 8/23/05 .........................................................................      50,000,000       49,765,917
   Procter & Gamble Co., 7/25/05 - 7/27/05 .......................................................     100,000,000       99,779,861
   Royal Bank of Scotland PLC, 8/15/05 ...........................................................      50,000,000       49,802,500
   Shell Finance UK PLC, 7/18/05 - 7/20/05 .......................................................      50,000,000       49,923,750
   Siemens Capital Corp., 8/12/05 ................................................................     100,000,000       99,627,833
   Toronto Dominion Holding USA, 7/18/05 - 7/22/05 ...............................................     150,000,000      149,758,145
   Total Capital SA, 8/17/05 - 8/22/05 ...........................................................     150,000,000      149,343,913
   Toyota Motor Credit Corp., 8/29/05 - 8/30/05 ..................................................     150,000,000      149,184,167
   UBS AG Finance Delaware Inc, 7/01/05 ..........................................................     100,000,000      100,000,000
   Wal-Mart Stores Inc., 7/13/05 - 8/30/05 .......................................................     150,000,000      149,629,500
                                                                                                                     ---------------
   TOTAL COMMERCIAL PAPER (COST $2,942,954,392) ..................................................                    2,942,954,392
                                                                                                                     ---------------


28 | Annual Report

THE MONEY MARKET PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES 0.5%
   Federal Home Loan Bank, 7/01/05 ...............................................................  $   12,915,000   $   12,915,000
   Federal Home Loan Mortgage Corp., 7/01/05 .....................................................       3,390,000        3,390,000
   Federal National Mortgage Association, 7/01/05 ................................................       9,090,000        9,090,000
                                                                                                                     ---------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $25,395,000) ................................                       25,395,000
                                                                                                                     ---------------

   BANK NOTES (COST $150,003,105) 2.6%
   Bank of America NA, 3.12%, 7/26/05 - 7/27/05 ..................................................     150,000,000      150,003,105
                                                                                                                     ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,418,363,693) ..........................                    5,418,363,693
                                                                                                                     ---------------
(b)REPURCHASE AGREEMENTS 4.4%
   Deutsche Bank Securities Inc., 2.94%, 7/01/05 (Maturity Value $85,006,942)
     Collateralized by a U.S. Treasury Bills, 11/17/05 ...........................................      85,000,000       85,000,000
   Morgan Stanley & Co. Inc., 2.87%, 7/01/05 (Maturity Value $134,720,739)
     Collateralized by U.S. Treasury Notes, 3.875% - 4.00%, 3/15/10 - 5/15/10;
     and U.S. Treasury Bonds, 10.75%, 8/15/05 ....................................................     134,710,000      134,710,000
   UBS Securities LLC, 3.05%, 7/01/05 (Maturity Value $30,002,542)
     Collateralized by U.S. Government Agency Securities, 2.875%, 9/15/05 ........................      30,000,000       30,000,000
                                                                                                                     ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $249,710,000) ...............................................                      249,710,000
                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $5,668,073,693) 99.9% .................................................                    5,668,073,693
   OTHER ASSETS, LESS LIABILITIES 0.1% ...........................................................                        8,405,725
                                                                                                                     ---------------
   NET ASSETS 100.0% .............................................................................                   $5,676,479,418
                                                                                                                     ===============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


                         Annual Report | See notes to financial statements. | 29

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                   --------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                     2005        2004         2003       2002       2001
                                                                   --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............................   $   1.00     $    1.00   $   1.00   $   1.00   $   1.00
                                                                   --------------------------------------------------------
Income from investment operations - net investment income ......      0.020         0.009      0.013      0.024      0.056

Less distributions from net investment income ..................     (0.020)       (0.009)    (0.013)    (0.024)    (0.056)
                                                                   --------------------------------------------------------
Net asset value, end of year ...................................   $   1.00     $    1.00   $   1.00   $   1.00   $   1.00
                                                                   ========================================================

Total return ...................................................       1.99%         0.87%      1.34%      2.43%      5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................   $110,761     $ 117,815   $201,758   $226,676   $186,718

Ratios to average net assets:

   Expenses ....................................................       0.17%         0.16%      0.16%      0.16%      0.16%

   Expenses net of waiver and payments by affiliate ............       0.15%         0.15%      0.15%      0.15%      0.15%

   Net investment income .......................................       1.97%         0.87%      1.34%      2.33%      5.63%


30 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2005

--------------------------------------------------------------------------------------------------------------------
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                               PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
(a)U.S. GOVERNMENT SECURITIES 20.2%
   U.S. Treasury Bill, 7/15/05 ..................................................   $  5,000,000       $  4,993,904
   U.S. Treasury Bill, 7/28/05 ..................................................      2,500,000          2,495,078
   U.S. Treasury Bill, 8/11/05 ..................................................      2,500,000          2,491,786
   U.S. Treasury Bill, 8/18/05 ..................................................      2,500,000          2,490,783
   U.S. Treasury Bill, 8/25/05 ..................................................      2,500,000          2,488,710
   U.S. Treasury Bill, 10/06/05 .................................................      2,500,000          2,479,556
   U.S. Treasury Bill, 11/17/05 .................................................      2,500,000          2,469,449
   U.S. Treasury Bill, 12/22/05 .................................................      2,500,000          2,461,152
                                                                                                       -------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $22,370,418) ..........................                        22,370,418
                                                                                                       -------------

(b)REPURCHASE AGREEMENTS 88.8%

   ABN AMRO Bank, N.V., New York Branch, 2.67%, 7/01/05 (Maturity Value $10,000,742)
    Collateralized by U.S. Treasury Notes, 2.00%, 5/15/06 ........................    10,000,000         10,000,000
   Banc of America Securities LLC, 2.70%, 7/01/05 (Maturity Value $5,000,375)
    Collateralized by U.S. Treasury Notes, 4.00%, 4/15/10 ........................     5,000,000          5,000,000
   Barclays Capital Inc., 2.85%, 7/01/05 (Maturity Value $5,000,396)
    Collateralized by a U.S. Treasury Bills, 7/07/05 .............................     5,000,000          5,000,000
   Deutsche Bank Securities Inc., 2.94%, 7/01/05 (Maturity Value $19,161,565)
    Collateralized by a U.S. Treasury Notes, 0.00 - 6.625%, 10/6/05 - 5/15/07 ....    19,160,000         19,160,000
   Goldman, Sachs & Co., 2.70%, 7/01/05 (Maturity Value $10,000,750)
    Collateralized by U.S. Treasury Notes, 6.50%, 2/15/10 ........................    10,000,000         10,000,000
   Greenwich Capital Markets Inc., 2.85%, 7/01/05 (Maturity Value $15,001,188)
    Collateralized by U.S. Treasury Notes, 2.50%, 10/31/06 .......................    15,000,000         15,000,000
   Morgan Stanley & Co., 2.87%, 7/01/05 (Maturity Value $19,166,528)
    Collateralized by U.S. Treasury Notes, 10.75%, 8/15/05 .......................    19,165,000         19,165,000
   UBS Securities LLC, 2.85%, 7/01/05 (Maturity Value $15,001,188)
    Collateralized by U.S. Treasury Notes, 3.375%, 10/15/09 ......................    15,000,000         15,000,000
                                                                                                       -------------
   TOTAL REPURCHASE AGREEMENTS (COST $98,325,000) ................................                       98,325,000
                                                                                                       -------------
   TOTAL INVESTMENTS (COST $120,695,418) 109.0% ..................................                      120,695,418
   OTHER ASSETS, LESS LIABILITIES (9.0)% .........................................                       (9,934,020)
                                                                                                       -------------
   NET ASSETS 100.0% .............................................................                     $110,761,398
                                                                                                       =============

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


                         Annual Report | See notes to financial statements. | 31

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                                    ----------------------------------
                                                                                           THE U.S.
                                                                                         GOVERNMENT
                                                                           THE           SECURITIES
                                                                      MONEY MARKET      MONEY MARKET
                                                                        PORTFOLIO         PORTFOLIO
                                                                    ----------------------------------
Assets:
   Investments in securities, at amortized cost .................   $  5,418,363,693   $   22,370,418
   Repurchase agreements, at value and cost .....................        249,710,000       98,325,000
                                                                    ----------------------------------
         Total investments ......................................      5,668,073,693      120,695,418
   Cash .........................................................              3,914            1,355
   Interest receivable ..........................................          9,161,968            7,730
                                                                    ----------------------------------
         Total assets ...........................................      5,677,239,575      120,704,503
                                                                    ----------------------------------
Liabilities:
   Payables:
      Investments securities purchased ..........................                 --        9,924,505
      Affiliates ................................................            704,700            7,925
      Distributions to shareholders .............................              7,233               62
   Other liabilities ............................................             48,224           10,613
                                                                    ----------------------------------
         Total liabilities ......................................            760,157        9,943,105
                                                                    ----------------------------------
Net assets, at value ............................................   $  5,676,479,418   $  110,761,398
                                                                    ==================================
Shares outstanding ..............................................      5,676,479,418      110,761,398
                                                                    ==================================
Net asset value per share .......................................   $           1.00   $         1.00
                                                                    ==================================


32 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the year ended June 30, 2005

                                                                             -------------------------------
                                                                                                 THE U.S.
                                                                                                GOVERNMENT
                                                                                  THE           SECURITIES
                                                                              MONEY MARKET     MONEY MARKET
                                                                               PORTFOLIO        PORTFOLIO
                                                                             -------------------------------
Investment income:
   Interest ..............................................................   $  128,511,065   $   2,410,476
                                                                             -------------------------------
Expenses:
   Management fees (Note 3a) .............................................        8,798,240         170,696
   Custodian fees (Note 4) ...............................................          119,166           2,196
   Reports to shareholders ...............................................            6,242           2,587
   Professional fees .....................................................           56,499          14,348
   Other .................................................................          174,147           4,716
                                                                             -------------------------------
      Total expenses .....................................................        9,154,294         194,543
      Expense reductions (Note 4) ........................................          (18,760)         (1,572)
      Expenses waived/paid by affiliate (Note 3d) ........................               --         (22,238)
                                                                             -------------------------------
         Net expenses ....................................................        9,135,534         170,733
                                                                             -------------------------------
            Net investment income ........................................      119,375,531       2,239,743
                                                                             -------------------------------
Net realized gain (loss) from investments ................................               --             190
                                                                             -------------------------------
Net increase (decrease) in net assets resulting from operations ..........   $  119,375,531   $   2,239,933
                                                                             ===============================


                         Annual Report | See notes to financial statements. | 33

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                             ----------------------------------------------------------------------
                                                                                                  THE U.S. GOVERNMENT SECURITIES
                                                                 THE MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                                             ----------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,                YEAR ENDED JUNE 30,
                                                                   2005              2004              2005             2004
                                                             ----------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................  $   119,375,531   $    49,426,140    $   2,239,743    $   1,508,957
      Net realized gain (loss) from investments ...........               --             3,825              190            5,742
                                                             ----------------------------------------------------------------------
         Net increase (decrease) in net assets resulting
          from operations .................................      119,375,531        49,429,965        2,239,933        1,514,699
   Distributions to shareholders from net
      investment income ...................................     (119,375,531)      (49,429,965)(a)   (2,239,933)(b)   (1,514,699)(c)
   Capital share transactions (Note 2) ....................      171,085,254       174,194,451       (7,053,156)     (83,943,475)
                                                             ----------------------------------------------------------------------
         Net increase (decrease) in net assets ............      171,085,254       174,194,451       (7,053,156)     (83,943,475)
Net assets (there is no undistributed net investment
   income at beginning or end of year):
      Beginning of year ...................................    5,505,394,164     5,331,199,713      117,814,554      201,758,029
                                                             ----------------------------------------------------------------------
      End of year .........................................  $ 5,676,479,418   $ 5,505,394,164    $ 110,761,398    $ 117,814,554
                                                             ----------------------------------------------------------------------

(a) Distributions were increased by a net realized gain from investments of $3,825.

(b) Distributions were increased by a net realized gain from investments of $190.

(c) Distributions were increased by a net realized gain from investments of $5,742.


34 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Portfolios are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolios' Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Portfolio distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the portfolio that incurred the expense.


                                                              Annual Report | 35

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                                    ----------------------------------
                                                                                          THE U.S.
                                                                                         GOVERNMENT
                                                                          THE            SECURITIES
                                                                      MONEY MARKET      MONEY MARKET
                                                                        PORTFOLIO         PORTFOLIO
                                                                    ----------------------------------
Year ended June 30, 2005
  Shares sold ...................................................   $  5,623,149,272   $   52,184,664
  Shares issued in reinvestment of distributions ................        119,380,707        2,240,711
  Shares redeemed ...............................................     (5,571,444,725)     (61,478,531)
                                                                    ----------------------------------
  Net increase (decrease) .......................................   $    171,085,254   $   (7,053,156)
                                                                    ==================================
Year ended June 30, 2004
  Shares sold ...................................................   $  5,413,860,590   $  145,540,988
  Shares issued in reinvestment of distributions ................         49,424,401        1,513,783
  Shares redeemed ...............................................     (5,289,090,540)    (230,998,246)
                                                                    ----------------------------------
  Net increase (decrease) .......................................   $    174,194,451   $  (83,943,475)
                                                                    ==================================


36 | Annual Report

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Portfolios are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

--------------------------------------------------------------------------------
 SUBSIDIARY                                                   AFFILIATION
--------------------------------------------------------------------------------
 Franklin Advisers Inc. (Advisers)                            Investment manager
 Franklin Templeton Investor Services LLC (Investor Services) Transfer agent

A. MANAGEMENT FEE

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2005, the shares of The Money Market Portfolio were owned by the following funds:

                                                                        ----------------------------------
                                                                                          PERCENTAGE OF
                                                                           SHARES       OUTSTANDING SHARES
                                                                        ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..............   3,934,213,030        69.31%
Franklin Money Fund .................................................   1,452,679,478        25.59%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .........     191,755,157         3.38%
Franklin Templeton Money Fund Trust - Franklin Templeton
  Money Fund ........................................................      97,831,753         1.72%

At June 30, 2005, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                        ----------------------------------
                                                                                          PERCENTAGE OF
                                                                           SHARES       OUTSTANDING SHARES
                                                                        ----------------------------------
Franklin Federal Money Fund .........................................     110,761,398       100.00%

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.


                                                              Annual Report | 37

THE MONEY MARKET PORTFOLIOS

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the year ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2005 and 2004, was as follows:

                                                      ---------------------------------------------------------
                                                                                        THE U.S. GOVERNMENT
                                                            THE MONEY MARKET                SECURITIES
                                                               PORTFOLIO              MONEY MARKET PORTFOLIO
                                                      ---------------------------------------------------------
                                                           2005           2004           2005          2004
                                                      ---------------------------------------------------------
Distributions paid from -
  ordinary income .................................   $ 119,375,531   $ 49,429,965   $ 2,239,933   $ 1,514,699
                                                      =========================================================

At June 30, 2005, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                                                -------------------------------
                                                                                                    THE U.S.
                                                                                                   GOVERNMENT
                                                                                      THE          SECURITIES
                                                                                 MONEY MARKET     MONEY MARKET
                                                                                   PORTFOLIO       PORTFOLIO
                                                                                -------------------------------
Cost of investments .........................................................   $ 5,668,073,693   $120,695,418
                                                                                -------------------------------
Undistributed ordinary income ...............................................   $         7,233   $         62
                                                                                -------------------------------

6. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices


38 | Annual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


                                                              Annual Report | 39

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


40 | Annual Report

THE MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio constituting The Money Market Portfolios, (hereafter referred to as the "Funds") at June 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 10, 2005


                                                              Annual Report | 41

THE MONEY MARKET PORTFOLIOS

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee        Since 1992           142                       Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee        Since 1998           51                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Trustee        Since 1992           143                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee        Since June           135                       Director, Amerada Hess Corporation
One Franklin Parkway                            2005                                           (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                       gas), H.J. Heinz Company (processed
                                                                                               foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad),and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee        Since 1992           116                       Director, The California Center for
One Franklin Parkway                                                                           Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


42 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Trustee        Since 1992           142                       Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                       (biotechnology), and Overstock.com
                                                                                               (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and    Trustee since        142                       None
One Franklin Parkway             Chairman of    1992 and
San Mateo, CA 94403-1906         the Board      Chairman of the
                                                Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee and    Trustee since        126                       None
One Franklin Parkway             President and  1992 and
San Mateo, CA 94403-1906         Chief          President and
                                 Executive      Chief Executive
                                 Officer -      Officer -
                                 Investment     Investment
                                 Management     Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President Since 1992           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief          Since 2004           Not Applicable            Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 49 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer      Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 33 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (1960)        Vice President Since 1995           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice    Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 49 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President Since 2002           Not Applicable            Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals,
Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)         Vice President Since 2000           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief          Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 49 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


46 | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for Franklin Templeton Money Fund Trust ("Fund"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced


                                                              Annual Report | 47

FRANKLIN TEMPLETON MONEY FUND TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, attention in assessing the Fund's performance was given to the Lipper report furnished for the contract renewal. The Lipper report prepared for the Fund showed the investment performance of its Class C shares during the year ended December 31, 2004, as well as for previous annual periods ended on such date in comparison to a performance universe consisting of all retail money market funds as selected by Lipper. The Lipper report showed the Fund's total return for the one-year period to be in lowest quintile of its performance universe and to be in the second lowest quintile of such universe for the previous three- and five-year periods on an annualized basis. In discussing such performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is available only in exchange for Class B, C or R shares purchased by persons investing in other Franklin Templeton funds sold subject to a contingent deferred sales charge. Management further pointed out that the Fund was utilized by such holders as an alternative and frequently temporary investment and was managed in a conservative manner with investments in high-quality short-term securities, which generally earn lower yields than a portfolio with lower quality and longer-term securities subject to more risk. In view of the Fund's limited availability to investors and the structure of its share ownership and operations, the Board placed lesser emphasis on its investment performance, but believed it acceptable in light of such factors noting that for the five-year annualized period it was within forty basis points of the median of its performance universe as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory


48 | Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class C shares. The results of such comparison showed the Fund's effective management fee rate to be slightly below the median for such expense group. The Fund's actual total expenses were in the second highest quintile in its Lipper expense group, but its actual total expenses were in the lowest quintile of such group excluding 12b-1 fees as shown in the Lipper report. The Board believed the Fund's comparative expenses were acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board


                                                              Annual Report | 49

FRANKLIN TEMPLETON MONEY FUND TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Trustees also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, an administrative fee is charged the Fund at a rate of 0.455% on the first $100 million of net assets; 0.330% on the next $150 million of net assets; and 0.28% on net assets in excess of $250 million. The Fund had net assets of approximately $104 million on December 31, 2004. While the Board believed it questionable that the Manager and its affiliates realized any economies of scale in furnishing advisory and administrative services to the Fund, it believed to the extent economies of scale did exist, that the fee schedules provided a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


50 | Annual Report

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

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN[R] (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE
Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 8

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


06/05                                             Not part of the annual report

  [LOGO](R)
FRANKLIN TEMPLETON                                      One Franklin Parkway
   INVESTMENTS                                          San Mateo, CA 94403-1906

|_| WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
    Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

511 A2005 08/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $2,343 for the fiscal year ended June 30, 2005 and $22,818 for the fiscal year ended June 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended June 30, 2005 and $52,158 for the fiscal year ended June 30, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended June 30, 2005 and $0 for the fiscal year ended June 30, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2005 and $79 for the fiscal year ended June 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended June 30, 2005 and $99,921 for the fiscal year ended June 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended June 30, 2005 and $152,158 for the fiscal year ended June 30, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST


By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005


By     GALEN G. VETTER
       ---------------
    /s/Galen G. Vetter
      Chief Financial Officer
Date    August 19, 2005